FINANCIAL RISK MANAGEMENT - Sensitivity Analysis for Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to unitholders, before taxes, 10% decrease	$ (44)	$ (36)	$ (88)
OCI attributable to unitholders, before taxes, 10% increase	44	36	88
Pre-tax income attributable to unitholders, 10% decrease	2	0	0
Pre-tax income attributable to unitholders, 10% increase	(2)	0	0
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to unitholders, before taxes, 10% decrease	(60)	(12)	(37)
OCI attributable to unitholders, before taxes, 10% increase	60	12	33
Pre-tax income attributable to unitholders, 10% decrease	1	(3)	0
Pre-tax income attributable to unitholders, 10% increase	(1)	3	0
Brazilian real
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to unitholders, before taxes, 10% decrease	(44)	(35)	(33)
OCI attributable to unitholders, before taxes, 10% increase	44	35	37
Pre-tax income attributable to unitholders, 10% decrease	(1)	(4)	0
Pre-tax income attributable to unitholders, 10% increase	1	4	0
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to unitholders, before taxes, 10% decrease	(133)	(19)	(9)
OCI attributable to unitholders, before taxes, 10% increase	133	19	9
Pre-tax income attributable to unitholders, 10% decrease	(36)	(5)	20
Pre-tax income attributable to unitholders, 10% increase	$ 36	$ 5	$ (20)